Supplement to the currently effective PROSPECTUS

Deutsche New York Tax-Free Income Fund

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The following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub-heading of the “MANAGEMENT” section of the summary section of the fund’s prospectus.

Ashton P. Goodfield, CFA, Managing Director. Co-Lead Portfolio Manager of the fund. Began managing the fund in 1999.

Matthew J. Caggiano, CFA, Managing Director. Co-Lead Portfolio Manager of the fund. Began managing the fund in 2004.

Rebecca L. Flinn, Director. Portfolio Manager of the fund. Began managing the fund in 2014.

The following information replaces the existing disclosure contained under the “MANAGEMENT” sub-heading of the “FUND DETAILS” section of the fund’s prospectus.

Ashton P. Goodfield, CFA, Managing Director. Co-Lead Portfolio Manager of the fund. Began managing the fund in 1999.

■	Joined Deutsche Asset Management in 1986.
■	Co-Head of Municipal Bonds.
■	BA, Duke University.

Matthew J. Caggiano, CFA, Managing Director. Co-Lead Portfolio Manager of the fund. Began managing the fund in 2004.

■	Joined Deutsche Asset Management in 1989.
■	BS, Pennsylvania State University; MS, Boston College.

Rebecca L. Flinn, Director. Portfolio Manager of the fund. Began managing the fund in 2014.

■	Joined Deutsche Asset Management in 1986.
■	BA, University of Redlands, California.

Please Retain This Supplement for Future Reference

February 1, 2016

PROSTKR-588